Accounts Payable - Schedule of the Amount of Accounts Payable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of the Amount of Accounts Payable [Abstract]
Payable of projects		$ 3,140,756
Park facilities		1,119,064
Total		$ 4,259,820